Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2012-B SERIES
Monthly Servicer's Statement
for the month ended May 31, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	11.49%
From	01-May-12	23-May-12	15-Jun-12	Floating Allocation Percentage at Month-End	83.10%
To	31-May-12	15-Jun-12
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	$250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$14,691.63
Series Nominal Liquidation Amount	$314,489,691.63

Required Participation Amount	$314,489,691.63		Accumulation Account
Excess Receivables	$56,759,821.89		Beginning	$0.00

Total Collateral	$371,249,513.52		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	148.50%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	23
	Total Pool		LIBOR	0.239750%
Beginning Gross Principal Pool Balance	$3,736,097,356.61		Applicable aprgin	0.350000%
Total Principal Collections	(1,471,810,041.33)			0.589750%
Investment in New Receivables	1,414,390,803.41
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	-		Interest	$94,196.18	$0.09
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$0.09
Less Net CMA Offset	(444,092,477.87)
Less Servicing Adjustment	(2,952,919.91)		Total Due Investors	$94,196.18	0.589750%
Ending Balance	$3,231,632,720.91		Servicing Fee	76,082.66
			Excess Cash Flow	$606,526.89
SAP for Next Period	42.56%

Average Receivable Balance	$3,262,947,488.43
Monthly Payment Rate	45.11%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	1,875,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$8,137,377.49
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$8,137,377.49